STOCK BASED COMPENSATION (Schedule of Stock-based Compensation Plans) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 557,596	$ 401,807	$ 466,078	$ 1,211,672
2007 Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation		15,149	15,149	18,322
2016 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	500,591	323,927	372,539	776,416
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 57,005	$ 62,731	$ 78,390	$ 416,934